UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22732

HORIZONS ETF TRUST I
 (Exact name of registrant as specified in charter)

c/o Horizons ETFs Management (US) LLC
625 Madison Avenue, 3rd Floor
New York, New York 10022
(Address of principal executive offices) (Zip code)

Jonathan Molchan
President/Chief Executive Officer
c/o Horizons ETFs Management (US) LLC
625 Madison Avenue, 3rd Floor
New York, New York 10022
 (Name and address of agent for service)

(203) 439-6700
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments - Horizons NASDAQ 100® Covered Call ETF
July 31, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 99.9% †
Consumer Discretionary - 22.2%
Amazon.com, Inc. *	17,302	$30,753,267
Booking Holdings, Inc. *	1,744	3,538,088
Charter Communications, Inc. Class A *	8,552	2,604,768
Comcast Corp. Class A	167,433	5,990,753
Ctrip.com International Ltd. (a)*	16,356	673,049
Dollar Tree, Inc. *	8,511	776,884
Expedia, Inc.	4,932	660,099
Hasbro, Inc.	4,281	426,430
JD.Com, Inc. (a)*	33,273	1,193,170
Liberty Global PLC Class A *	8,154	230,187
Liberty Global PLC Class C *	20,856	566,032
Marriott International, Inc. Class A	12,876	1,646,068
Netflix, Inc. *	15,378	5,189,306
O'Reilly Automotive, Inc. *	2,995	916,470
Qurate Retail Group, Inc. *	15,523	330,485
Ross Stores, Inc.	13,786	1,205,310
Sirius XM Holdings, Inc.	162,216	1,138,756
Starbucks Corp.	49,796	2,608,812
Tesla Motors, Inc. *	6,054	1,804,940
Twenty-First Century Fox, Inc. Class A	38,024	1,711,080
Twenty-First Century Fox, Inc. Class B	29,075	1,291,512
Ulta Beauty, Inc. *	2,224	543,523
Wynn Resorts Ltd.	3,869	645,272
		66,444,261

Consumer Staples - 6.0%
Costco Wholesale Corp.	15,955	3,489,518
Kraft Heinz Co.	44,491	2,680,583
Mondelez International, Inc.	53,711	2,329,983
Monster Beverage Corp. *	20,323	1,219,786
PepsiCo, Inc.	51,082	5,874,430
Walgreens Boots Alliance, Inc.	35,732	2,416,198
		18,010,498

Health Care - 9.6%
Alexion Pharmaceuticals, Inc. *	7,962	1,058,627
Align Technology, Inc. *	2,842	1,013,599
Amgen, Inc.	24,020	4,721,131
Biogen, Inc. *	7,691	2,571,640
BioMarin Pharmaceutical, Inc. *	6,291	632,623

Celgene Corp. *	26,216	2,361,799
Cerner Corp. *	11,962	742,601
DENTSPLY SIRONA, Inc.	8,400	404,124
Express Scripts Holding Co. *	19,810	1,574,103
Gilead Sciences, Inc.	47,296	3,681,048
Henry Schein, Inc. *	5,509	437,470
Hologic, Inc. *	10,091	433,005
IDEXX Laboratories, Inc. *	3,099	759,038
Illumina, Inc. *	5,265	1,707,755
Incyte Corp. *	7,475	497,386
Intuitive Surgical, Inc. *	4,105	2,086,120
Mylan NV *	18,513	690,720
Regeneron Pharmaceuticals, Inc. *	3,775	1,389,238
Shire PLC (a)	2,505	427,378
Vertex Pharmaceuticals, Inc. *	9,134	1,598,907
		28,788,312

Industrials - 2.1%
American Airlines Group, Inc.	17,047	674,038
Cintas Corp.	3,741	764,960
CSX Corp.	31,419	2,220,695
Fastenal Co.	10,410	592,641
JB Hunt Transport Services, Inc.	3,939	472,286
PACCAR, Inc.	12,709	835,236
Verisk Analytics, Inc. *	6,048	669,030
		6,228,886

Information Technology - 59.3%
Activision Blizzard, Inc.	27,373	2,009,726
Adobe Systems, Inc. *	17,730	4,338,176
Alphabet, Inc. Class A *	10,637	13,053,939
Alphabet, Inc. Class C *	12,392	15,084,286
Analog Devices, Inc.	13,451	1,293,179
Apple, Inc.	176,537	33,593,226
Applied Materials, Inc.	35,877	1,744,699
ASML Holding NV	2,593	554,902
Autodesk, Inc. *	7,918	1,016,988
Automatic Data Processing, Inc.	15,956	2,153,900
Baidu, Inc. (a)*	10,113	2,499,731
Broadcom, Inc.	14,557	3,228,306
CA, Inc.	15,117	668,323
Cadence Design Systems, Inc. *	10,368	457,125
Check Point Software Technologies Ltd. *	5,844	658,443
Cisco Systems, Inc.	168,782	7,137,791
Citrix Systems, Inc. *	4,870	535,554
Cognizant Technology Solutions Class A	21,210	1,728,615
eBay, Inc. *	36,531	1,221,962

Electronic Arts, Inc. *	11,032	1,420,370
Facebook, Inc. Class A *	86,094	14,858,103
Fiserv, Inc. *	14,866	1,122,086
Intel Corp.	166,076	7,988,256
Intuit, Inc.	9,233	1,885,748
KLA-Tencor Corp.	5,578	654,969
Lam Research Corp.	5,832	1,111,812
Maxim Integrated Products, Inc.	10,123	618,920
MercadoLibre, Inc.	1,622	556,200
Microchip Technology, Inc.	8,401	784,905
Micron Technology, Inc. *	40,406	2,133,033
Microsoft Corp.	274,956	29,167,332
NetEase, Inc. (a)	2,773	715,434
NVIDIA Corp.	21,666	5,305,137
Paychex, Inc.	13,090	903,472
Paypal Holdings, Inc. *	41,557	3,413,492
QUALCOMM, Inc.	52,920	3,391,643
Seagate Technology PLC	10,241	538,881
Skyworks Solutions, Inc.	6,539	618,459
Symantec Corp.	22,113	447,125
Synopsys, Inc. *	5,498	491,686
Take-Two Interactive Software, Inc. *	4,203	475,023
Texas Instruments, Inc.	35,045	3,901,209
Western Digital Corp.	10,667	748,290
Workday, Inc. *	5,201	645,028
Xilinx, Inc.	9,217	664,269
		177,539,753

Telecommunication Services - 0.7%
T-Mobile US, Inc. *	30,870	1,852,200
Vodafone Group PLC (a)	17,097	419,731
		2,271,931

TOTAL COMMON STOCKS
(Cost $249,679,319)		299,283,641

TOTAL INVESTMENTS - 99.9%
(Cost $249,679,319)		299,283,641
Other Assets in Excess of Liabilities:
Written Call Options - (0.4)%		(1,344,315)
Other Assets - 0.5%		1,511,017
Total Other Assets in Excess of Liabilities - 0.1%		166,702
Total Net Assets - 100.0%		$299,450,343

†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at July 31, 2018 was $299,283,641.
*	Non-income producing security.
(a)	American Depositary Receipt

Glossary:
Ltd. - Private Limited Company
PLC - Public Limited Company

Schedule of Written Call Options - Horizons NASDAQ 100® Covered Call ETF
July 31, 2018 (Unaudited)

Number of Contracts		Notional Value	Fair Value
Written Call Options - (0.4)%
(413)	NASDAQ 100® Index, Strike @ $7,400, Exp 8/17/18	$(298,680,898)	$(1,344,315)
	Total Written Call Options (Premiums Received $4,523,157)		$(1,344,315)

Sector Allocation
(as of July 31, 2018)
Information Technology	59.3%
Consumer Discretionary	22.2
Health Care	9.6
Consumer Staples	6.0
Industrials	2.1
Telecommunication Services	0.7
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

Percentages indicated are based upon net assets.

Portfolio of Investments - Horizons S&P 500® Covered Call ETF
July 31, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 100.0%
Consumer Discretionary - 12.7%
Advance Auto Parts, Inc. †	164	$23,162
Amazon.com, Inc. * †	862	1,532,153
Aptiv PLC †	566	55,508
AutoZone, Inc. * †	66	46,565
Best Buy Co., Inc. †	562	42,167
Booking Holdings, Inc. * †	105	213,016
BorgWarner, Inc. †	427	19,651
CarMax, Inc. * †	391	29,200
Carnival Corp. †	863	51,124
CBS Corp. Class B †	773	40,714
Charter Communications, Inc. Class A * †	427	130,056
Chipotle Mexican Grill, Inc. * †	60	26,020
Comcast Corp. Class A †	9,945	355,832
Darden Restaurants, Inc. †	267	28,553
Discovery Communications, Inc. Class A * †	327	8,692
Discovery Communications, Inc. Class C * †	650	15,957
DISH Network Corp. * †	482	15,212
Dollar General Corp. †	554	54,375
Dollar Tree, Inc. * †	511	46,644
DR Horton, Inc. †	720	31,464
Expedia, Inc. †	266	35,601
Foot Locker, Inc. †	263	12,837
Ford Motor Co. †	8,264	82,971
Gap Inc. †	466	14,059
Garmin Ltd. †	242	15,113
General Motors Co. †	2,774	105,162
Genuine Parts Co. †	314	30,555
Goodyear Tire & Rubber Co. †	535	12,952
H&R Block, Inc. †	443	11,146
Hanesbrands, Inc. †	774	17,229
Harley-Davidson, Inc. †	361	15,483
Hasbro, Inc. †	229	22,811
Hilton Worldwide Holdings, Inc. †	436	34,296
Home Depot, Inc. †	2,493	492,417
Interpublic Group of Cos., Inc. †	834	18,807
Kohl's Corp. †	364	26,889
L Brands, Inc. †	531	16,817
Leggett & Platt, Inc. †	280	12,200
Lennar Corp. †	434	22,685
LKQ Corp. * †	657	22,023

Lowe's Cos., Inc. †	1,785	177,322
Macy's, Inc. †	645	25,626
Marriott International, Inc. Class A †	661	84,502
Mattel, Inc. * †	726	11,522
McDonald's Corp. †	1,629	256,633
MGM Resorts International †	1,100	34,507
Michael Kors Holdings Ltd. * †	321	21,420
Mohawk Industries, Inc. * †	140	26,370
Netflix, Inc. * †	916	309,104
Newell Brands, Inc. †	1,043	27,316
News Corp. Class A †	810	12,207
News Corp. Class B †	264	4,039
NIKE, Inc. Class B †	2,783	214,040
Nordstrom, Inc. †	248	12,998
Norwegian Cruise Line Holdings Ltd. * †	383	19,161
Omnicom Group, Inc. †	491	33,795
O'Reilly Automotive, Inc. * †	189	57,834
PulteGroup, Inc. †	588	16,752
PVH Corp. †	165	25,331
Ralph Lauren Corp. †	125	16,872
Ross Stores, Inc. †	824	72,042
Royal Caribbean Cruises Ltd. †	365	41,157
Starbucks Corp. †	3,055	160,051
Tapestry, Inc. †	605	28,508
Target Corp. †	1,160	93,589
Tiffany & Co. †	222	30,538
TJX Cos., Inc. †	1,346	130,912
Tractor Supply Co. †	271	21,149
TripAdvisor, Inc. * †	232	13,454
Twenty-First Century Fox, Inc. Class A †	2,226	100,170
Twenty-First Century Fox, Inc. Class B †	943	41,888
Ulta Beauty, Inc. * †	125	30,549
Under Armour, Inc. Class A * †	396	7,908
Under Armour, Inc. Class C * †	400	7,496
VF Corp. †	694	63,897
Viacom, Inc. Class B †	746	21,671
Walt Disney Co. †	3,232	367,026
Whirlpool Corp. †	161	21,107
Wynn Resorts Ltd. †	173	28,853
Yum! Brands, Inc. †	731	57,961
		6,515,395

Consumer Staples - 7.2%
Altria Group, Inc. †	4,057	238,065
Archer Daniels Midland Co. †	1,191	57,478
Brown-Forman Corp. Class B †	524	27,887
Campbell Soup Co. †	414	16,932

Church & Dwight Co., Inc. †	531	29,683
Clorox Co. †	280	37,848
Coca-Cola Co. †	8,114	378,356
Colgate-Palmolive Co. †	1,863	124,840
ConAgra Brands, Inc. †	887	32,562
Constellation Brands, Inc. Class A †	365	76,734
Costco Wholesale Corp. †	929	203,181
Coty, Inc. †	1,004	13,464
CVS Health Corp. †	2,151	139,514
Estee Lauder Cos., Inc. Class A †	477	64,366
General Mills, Inc. †	1,227	56,516
Hershey Co. †	306	30,052
Hormel Foods Corp. †	572	20,575
JM Smucker Co. †	241	26,780
Kellogg Co. †	528	37,504
Kimberly-Clark Corp. †	748	85,167
Kraft Heinz Co. †	1,262	76,035
Kroger Co. †	1,904	55,216
McCormick & Co., Inc. †	255	29,973
Molson Coors Brewing Co. Class B †	395	26,465
Mondelez International, Inc. †	3,187	138,252
Monster Beverage Corp. * †	884	53,058
PepsiCo, Inc. †	3,026	347,990
Philip Morris International, Inc. †	3,406	293,938
Procter & Gamble Co. †	5,390	435,943
Sysco Corp. †	1,028	69,092
Tyson Foods, Inc. Class A †	615	35,455
Walgreens Boots Alliance, Inc. †	1,841	124,488
Wal-Mart Stores, Inc. †	3,097	276,345
		3,659,754

Energy - 6.2%
Anadarko Petroleum Corp. †	1,186	86,756
Andeavor †	306	45,918
Apache Corp. †	807	37,122
Baker Hughes a GE Co. †	906	31,330
Cabot Oil & Gas Corp. †	985	23,148
Chevron Corp. †	4,103	518,086
Cimarex Energy Co. †	202	19,917
Concho Resources, Inc. * †	321	46,818
ConocoPhillips †	2,574	185,766
Devon Energy Corp. †	1,115	50,186
EOG Resources, Inc. †	1,220	157,307
EQT Corp. †	509	25,287
Exxon Mobil Corp. †	8,993	733,019
Halliburton Co. †	1,840	78,053
Helmerich & Payne, Inc. †	233	14,295

Hess Corp. †	574	37,672
HollyFrontier Corp. †	421	31,398
Kinder Morgan, Inc. †	4,064	72,258
Marathon Oil Corp. †	1,803	38,079
Marathon Petroleum Corp. †	1,073	86,731
National Oilwell Varco, Inc. †	805	39,139
Newfield Exploration Co. * †	421	12,091
Noble Energy, Inc. †	1,031	37,209
Occidental Petroleum Corp. †	1,623	136,218
ONEOK, Inc. †	805	56,704
Phillips 66 †	910	112,239
Pioneer Natural Resources Co. †	367	69,462
Schlumberger Ltd. †	2,943	198,711
TechnipFMC PLC †	931	30,304
Valero Energy Corp. †	940	111,249
Williams Cos., Inc. †	1,749	52,033
		3,174,505

Financials - 14.2%
Affiliated Managers Group, Inc. †	126	20,161
Aflac, Inc. †	1,682	78,280
Allstate Corp. †	766	72,862
American Express Co. †	1,553	154,555
American International Group, Inc. †	1,911	105,506
Ameriprise Financial, Inc. †	325	47,343
Aon PLC †	545	78,235
Arthur J. Gallagher & Co. †	381	27,184
Assurant, Inc. †	121	13,346
Bank of America Corp. †	20,733	640,235
Bank of New York Mellon Corp. †	2,185	116,832
BB&T Corp. †	1,710	86,885
Berkshire Hathaway, Inc. Class B * †	4,121	815,422
BlackRock, Inc. Class A †	263	132,226
Brighthouse Financial, Inc. * †	204	8,860
Capital One Financial Corp. †	1,022	96,395
CBOE Holdings, Inc. †	246	23,894
Charles Schwab Corp. †	2,545	129,948
Chubb Ltd. †	984	137,484
Cincinnati Financial Corp. †	322	24,353
Citigroup, Inc. †	5,601	402,656
Citizens Financial Group, Inc. †	1,066	42,405
CME Group, Inc. †	726	115,521
Comerica, Inc. †	376	36,449
Discover Financial Services, Inc. Class A †	789	56,343
E*TRADE Financial Corp. * †	582	34,809
Everest Re Group Ltd. †	89	19,433
Fifth Third Bancorp †	1,564	46,279

Franklin Resources, Inc. †	702	24,093
Goldman Sachs Group, Inc. †	761	180,684
Hartford Financial Services Group, Inc. †	773	40,737
Huntington Bancshares Inc. †	2,303	35,558
Intercontinental Exchange, Inc. †	1,246	92,092
Invesco Ltd. †	860	23,211
Jefferies Financial Group, Inc.	671	16,272
JPMorgan Chase & Co. †	7,440	855,228
KeyCorp †	2,305	48,105
Lincoln National Corp. †	472	32,143
Loews Corp. †	585	29,706
M&T Bank Corp. †	321	55,645
Marsh & McLennan Cos., Inc. †	1,084	90,362
MetLife, Inc. †	2,247	102,778
Moody's Corp. †	356	60,919
Morgan Stanley †	2,990	151,174
MSCI, Inc. †	190	31,576
Nasdaq, Inc. †	249	22,759
Northern Trust Corp. †	457	49,914
People's United Financial, Inc. †	730	13,308
PNC Financial Services Group, Inc. †	1,017	147,292
Principal Financial Group, Inc. †	571	33,164
Progressive Corp. †	1,232	73,932
Prudential Financial, Inc. †	903	91,122
Raymond James Financial, Inc. †	276	25,279
Regions Financial Corp. †	2,528	47,046
S&P Global, Inc. †	545	109,240
State Street Corp. †	793	70,030
SunTrust Banks, Inc. †	1,023	73,728
SVB Financial Group * †	111	34,175
Synchrony Financial †	1,580	45,725
T. Rowe Price Group, Inc. †	511	60,850
Torchmark Corp. †	232	20,432
Travelers Cos., Inc. †	585	76,132
Unum Group †	484	19,229
US Bancorp †	3,364	178,326
Wells Fargo & Co. †	9,447	541,219
Willis Towers Watson PLC †	285	45,435
XL Group Ltd. †	547	30,758
Zions Bancorporation †	442	22,851
		7,266,130

Health Care - 14.2%
Abbott Laboratories †	3,674	240,794
AbbVie, Inc. †	3,469	319,946
ABIOMED, Inc. * †	89	31,553
Aetna, Inc. †	701	132,061

Agilent Technologies, Inc. †	687	45,370
Alexion Pharmaceuticals, Inc. * †	475	63,156
Align Technology, Inc. * †	157	55,994
Allergan PLC †	708	130,336
AmerisourceBergen Corp. †	343	28,068
Amgen, Inc. †	1,412	277,529
Anthem, Inc. †	562	142,186
Baxter International, Inc. †	1,066	77,232
Becton Dickinson and Co. †	567	141,960
Biogen, Inc. * †	450	150,467
Boston Scientific Corp. * †	2,900	97,469
Bristol-Myers Squibb Co. †	3,467	203,686
Cardinal Health, Inc. †	671	33,516
Celgene Corp. * †	1,660	149,549
Centene Corp. * †	366	47,701
Cerner Corp. * †	668	41,469
Cigna Corp. †	535	95,990
Cooper Cos., Inc. †	105	27,353
Danaher Corp. †	1,296	132,944
DaVita, Inc. * †	324	22,771
DENTSPLY SIRONA, Inc. †	487	23,430
Edwards Lifesciences Corp. * †	449	63,960
Eli Lilly & Co. †	2,049	202,462
Envision Healthcare Corp. * †	262	11,596
Express Scripts Holding Co. * †	1,237	98,292
Gilead Sciences, Inc. †	2,760	214,811
HCA Healthcare, Inc. †	614	76,277
Henry Schein, Inc. * †	342	27,158
Hologic, Inc. * †	597	25,617
Humana, Inc. †	308	96,767
IDEXX Laboratories, Inc. * †	187	45,802
Illumina, Inc. * †	312	101,200
Incyte Corp. * †	364	24,221
Intuitive Surgical, Inc. * †	243	123,490
IQVIA Holdings, Inc. * †	321	39,143
Johnson & Johnson †	5,663	750,461
Laboratory Corp. of America Holdings * †	222	38,925
McKesson Corp. †	446	56,018
Medtronic PLC †	2,862	258,238
Merck & Co., Inc. †	5,670	373,483
Mettler-Toledo International, Inc. * †	61	36,143
Mylan NV * †	1,137	42,421
Nektar Therapeutics * †	340	17,884
PerkinElmer, Inc. †	240	19,003
Perrigo Co. PLC †	281	22,626
Pfizer, Inc. †	12,544	500,882
Quest Diagnostics, Inc. †	291	31,347

Regeneron Pharmaceuticals, Inc. * †	163	59,986
ResMed, Inc. †	301	31,840
Stryker Corp. †	680	111,010
Thermo Fisher Scientific, Inc. †	848	198,881
UnitedHealth Group, Inc. †	2,043	517,328
Universal Health Services, Inc. Class B †	190	23,199
Varian Medical Systems, Inc. * †	201	23,205
Vertex Pharmaceuticals, Inc. * †	536	93,827
Waters Corp. * †	172	33,930
Zimmer Biomet Holdings, Inc. †	431	54,099
Zoetis, Inc. †	1,044	90,285
		7,248,347

Industrials - 9.9%
3M Co. †	1,262	267,948
Alaska Air Group, Inc. †	262	16,461
Allegion PLC †	201	16,390
American Airlines Group, Inc. †	923	36,495
AMETEK, Inc. †	491	38,200
AO Smith Corp. †	313	18,633
Arconic, Inc. †	897	19,456
Boeing Co. †	1,223	435,755
C.H. Robinson Worldwide, Inc. †	303	27,946
Caterpillar, Inc. †	1,252	180,038
Cintas Corp. †	180	36,806
Copart, Inc. * †	435	24,965
CSX Corp. †	1,932	136,554
Cummins, Inc. †	337	48,127
Deere & Co. †	684	99,036
Delta Air Lines, Inc. †	1,411	76,787
Dover Corp. †	332	27,549
Eaton Corp PLC †	941	78,263
Emerson Electric Co. †	1,356	98,012
Equifax, Inc. †	261	32,756
Expeditors International of Washington, Inc. †	382	29,097
Fastenal Co. †	611	34,784
FedEx Corp. †	523	128,590
Flowserve Corp. †	283	12,545
Fluor Corp. †	302	15,478
Fortive Corp. †	646	53,024
Fortune Brands Home & Security, Inc. †	327	18,966
General Dynamics Corp. †	590	117,858
General Electric Co. †	19,423	264,735
Honeywell International, Inc. †	1,614	257,675
Huntington Ingalls Industries, Inc. †	103	24,004
IHS Markit Ltd. * †	770	40,833
Illinois Tool Works, Inc. †	661	94,741

Ingersoll-Rand PLC †	543	53,491
Jacobs Engineering Group, Inc. †	261	17,651
JB Hunt Transport Services, Inc. †	180	21,582
Johnson Controls International PLC †	1,973	74,007
Kansas City Southern †	224	26,044
L3 Technologies, Inc. †	167	35,811
Lockheed Martin Corp. †	532	173,485
Masco Corp. †	680	27,424
Nielsen Holdings PLC †	712	16,775
Norfolk Southern Corp. †	611	103,259
Northrop Grumman Corp. †	371	111,482
PACCAR, Inc. †	744	48,896
Parker-Hannifin Corp. †	283	47,841
Pentair PLC †	353	15,761
Quanta Services, Inc. * †	320	10,902
Raytheon Co. †	617	122,185
Republic Services, Inc. Class A †	486	35,225
Robert Half International, Inc. †	269	20,379
Rockwell Automation, Inc. †	276	51,767
Rockwell Collins, Inc. †	344	47,813
Roper Technologies, Inc. †	222	67,022
Snap-on, Inc. †	122	20,690
Southwest Airlines Co. †	1,165	67,756
Stanley Black & Decker, Inc. †	325	48,578
Stericycle, Inc. * †	180	12,575
Textron, Inc. †	560	38,231
TransDigm Group, Inc. †	103	38,681
Union Pacific Corp. †	1,694	253,914
United Continental Holdings, Inc. * †	549	44,140
United Parcel Service, Inc. Class B †	1,462	175,279
United Rentals, Inc. * †	186	27,677
United Technologies Corp. †	1,602	217,455
Verisk Analytics, Inc. * †	331	36,615
Waste Management, Inc. †	873	78,570
WW Grainger, Inc. †	116	40,201
Xylem, Inc. †	387	29,629
		5,067,300

Information Technology - 25.5%
Accenture PLC †	1,308	208,404
Activision Blizzard, Inc. †	1,602	117,619
Adobe Systems, Inc. * †	1,044	255,446
Advanced Micro Devices, Inc. * †	1,701	31,179
Akamai Technologies, Inc. * †	364	27,395
Alliance Data Systems Corp. †	103	23,163
Alphabet, Inc. Class A * †	649	796,466
Alphabet, Inc. Class C * †	661	804,609

Amphenol Corp. Class A †	648	60,594
Analog Devices, Inc. †	784	75,374
ANSYS, Inc. * †	187	31,581
Apple, Inc. †	10,457	1,989,863
Applied Materials, Inc. †	2,260	109,904
Autodesk, Inc. * †	464	59,596
Automatic Data Processing, Inc. †	943	127,296
Broadcom, Inc. †	860	190,722
Broadridge Financial Solutions, Inc. †	263	29,714
CA, Inc. †	669	29,576
Cadence Design Systems, Inc. * †	596	26,278
Cisco Systems, Inc. †	10,231	432,669
Citrix Systems, Inc. * †	305	33,541
Cognizant Technology Solutions Class A †	1,251	101,956
Corning, Inc. †	1,911	63,407
DXC Technology Co. †	603	51,098
eBay, Inc. * †	2,105	70,412
Electronic Arts, Inc. * †	656	84,460
F5 Networks, Inc. * †	141	24,165
Facebook, Inc. Class A * †	5,011	864,798
Fidelity National Information Services, Inc. †	727	74,975
Fiserv, Inc. * †	894	67,479
FleetCor Technologies, Inc. * †	210	45,570
FLIR Systems, Inc. †	293	17,170
Gartner, Inc. * †	196	26,544
Global Payments, Inc. †	323	36,360
Harris Corp. †	260	42,887
Hewlett Packard Enterprise Co. †	3,473	53,623
HP, Inc. †	3,531	81,495
Intel Corp. †	9,684	465,800
International Business Machines Corp. †	1,803	261,309
Intuit, Inc. †	521	106,409
IPG Photonics Corp. * †	80	13,123
Juniper Networks, Inc. †	805	21,204
KLA-Tencor Corp. †	336	39,453
Lam Research Corp. †	344	65,580
Mastercard, Inc. Class A †	1,977	391,446
Microchip Technology, Inc. †	495	46,248
Micron Technology, Inc. * †	2,360	124,584
Microsoft Corp. †	16,613	1,762,307
Motorola Solutions, Inc. †	345	41,848
NetApp, Inc. †	581	45,039
NVIDIA Corp. †	1,270	310,972
Oracle Corp. †	6,413	305,772
Paychex, Inc. †	684	47,210
Paypal Holdings, Inc. * †	2,392	196,479
Qorvo, Inc. * †	272	22,239

QUALCOMM, Inc. †	3,122	200,089
Red Hat, Inc. * †	382	53,950
salesforce.com, Inc. * †	1,443	197,907
Seagate Technology PLC †	610	32,098
Skyworks Solutions, Inc. †	392	37,075
Symantec Corp. †	1,307	26,428
Synopsys, Inc. * †	325	29,065
Take-Two Interactive Software, Inc. * †	257	29,046
TE Connectivity Ltd. †	748	69,990
Texas Instruments, Inc. †	2,096	233,327
Total System Services, Inc. †	361	33,046
Twitter, Inc. * †	1,421	45,287
VeriSign, Inc. * †	182	26,432
Visa, Inc. †	3,774	516,057
Western Digital Corp. †	624	43,774
Western Union Co. †	980	19,757
Xerox Corp. †	455	11,816
Xilinx, Inc. †	528	38,053
		13,077,607

Materials - 2.6%
Air Products & Chemicals, Inc. †	461	75,682
Albemarle Corp. †	240	22,608
Avery Dennison Corp. †	190	21,789
Ball Corp. †	745	29,033
CF Industries Holdings, Inc. †	496	22,032
DowDuPont, Inc. †	5,051	347,357
Eastman Chemical Co. †	309	32,019
Ecolab, Inc. †	554	77,948
FMC Corp. †	284	25,526
Freeport-McMoRan, Inc. †	2,844	46,926
International Flavors & Fragrances, Inc. †	170	22,569
International Paper Co. †	876	47,068
LyondellBasell Industries NV Class A †	688	76,224
Martin Marietta Materials, Inc. †	137	27,321
Mosaic Co. †	743	22,372
Newmont Mining Corp. †	1,130	41,448
Nucor Corp. †	682	45,646
Packaging Corp of America †	207	23,370
PPG Industries, Inc. †	543	60,088
Praxair, Inc. †	606	101,505
Sealed Air Corp. †	381	16,791
Sherwin-Williams Co. †	180	79,331
Vulcan Materials Co. †	280	31,360
WestRock Co. †	544	31,541
		1,327,554

Real Estate - 2.8%
Alexandria Real Estate Equities, Inc. †	205	26,125
American Tower Corp. †	908	134,602
Apartment Investment & Management Co. †	336	14,330
AvalonBay Communities, Inc. †	296	52,347
Boston Properties, Inc. †	328	41,174
CBRE Group, Inc. * †	657	32,719
Crown Castle International Corp. †	867	96,090
Digital Realty Trust, Inc. †	437	53,060
Duke Realty Corp. †	755	21,986
Equinix, Inc. †	167	73,360
Equity Residential †	783	51,232
Essex Property Trust, Inc. †	147	35,346
Extra Space Storage, Inc. †	268	25,184
Federal Realty Investment Trust †	157	19,703
GGP, Inc. †	1,327	28,292
HCP, Inc. †	994	25,745
Host Hotels & Resorts, Inc. †	1,565	32,771
Iron Mountain, Inc. †	567	19,907
Kimco Realty Corp. †	900	15,021
Macerich Co. †	234	13,820
Mid-America Apartment Communities, Inc. †	241	24,288
Prologis, Inc. †	1,126	73,888
Public Storage †	324	70,577
Realty Income Corp. †	587	32,737
Regency Centers Corp. †	320	20,362
SBA Communications Corp. * †	261	41,303
Simon Property Group, Inc. †	664	117,003
SL Green Realty Corp. †	212	21,859
UDR, Inc. †	568	21,857
Ventas, Inc. †	756	42,623
Vornado Realty Trust †	366	26,323
Welltower, Inc. †	780	48,828
Weyerhaeuser Co. †	1,594	54,483
		1,408,945

Telecommunication Services - 1.9%
AT&T, Inc. †	15,337	490,324
CenturyLink, Inc. †	2,057	38,610
Verizon Communications, Inc. †	8,770	452,883
		981,817

Utilities - 2.8%
AES Corp. †	1,401	18,717
Alliant Energy Corp. †	492	21,141
Ameren Corp. †	517	32,085
American Electric Power Co., Inc. †	1,046	74,413

American Water Works Co., Inc. †	384	33,888
CenterPoint Energy, Inc. †	914	26,031
CMS Energy Corp. †	603	29,149
Consolidated Edison, Inc. †	628	49,568
Dominion Energy, Inc. †	1,364	97,812
DTE Energy Co. †	386	41,896
Duke Energy Corp. †	1,486	121,287
Edison International †	691	46,041
Entergy Corp. †	387	31,455
Evergy, Inc.	552	30,962
Eversource Energy †	672	40,804
Exelon Corp. †	2,032	86,360
FirstEnergy Corp. †	947	33,552
NextEra Energy, Inc. †	992	166,200
NiSource, Inc. †	691	18,090
NRG Energy, Inc. †	643	20,364
PG&E Corp. †	1,085	46,742
Pinnacle West Capital Corp. †	243	19,545
PPL Corp. †	1,445	41,573
Public Service Enterprise Group, Inc. †	1,072	55,272
SCANA Corp. †	302	12,077
Sempra Energy †	533	61,610
Southern Co. †	2,115	102,789
WEC Energy Group, Inc. †	668	44,335
Xcel Energy, Inc. †	1,077	50,468
		1,454,226

TOTAL COMMON STOCKS
(Cost $39,607,629)		51,181,580

TOTAL INVESTMENTS - 100.0%
(Cost $39,607,629)		51,181,580
Other Assets in Excess of Liabilities - 0.0%
Written Call Options - (0.1)%		(66,970)
Other Assets - 0.1%		83,067
Total Other Assets in Excess of Liabilities - 0.0%		16,097
Total Net Assets - 100.0%		$51,197,677

†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at July 31, 2018 was $51,134,346.
*	Non-income producing security.

Glossary:
Ltd. - Private Limited Company
PLC - Public Limited Company

Schedule of Written Call Options - Horizons S&P 500® Covered Call ETF
July 31, 2018 (Unaudited)

Number of Contracts		Notional Value	Fair Value ($)
Written Call Options - (0.1)%
(181)	S&P 500® Index, Strike @ $2,865, Exp 8/17/18	$(50,974,849)	$(66,970)
	Total Written Call Options (Premiums Received $88,540)		$(66,970)

Sector Allocation
(as of July 31, 2018)
Information Technology	25.5%
Health Care	14.2
Financials	14.2
Consumer Discretionary	12.7
Industrials	9.9
Consumer Staples	7.2
Energy	6.2
Utilities	2.8
Real Estate	2.8
Materials	2.6
Telecommunication Services	1.9
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0
Net Assets	100.0%

Percentages indicated are based upon net assets.

Portfolio of Investments - Horizons DAX Germany ETF
July 31, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 93.5%
Consumer Discretionary - 13.4%
adidas AG	2,937	$650,005
Bayerische Motoren Werke AG	5,308	513,559
Continental AG	1,744	401,994
Daimler AG	14,936	1,033,703
		2,599,261

Consumer Staples - 1.0%
Beiersdorf AG	1,586	184,829

Financials - 15.9%
Allianz SE	7,179	1,588,744
Commerzbank AG	15,986	172,755
Deutsche Bank AG	30,069	393,621
Deutsche Boerse AG	3,000	395,596
Muenchener Rueckversicherungs-Gesellschaft AG	2,490	552,825
		3,103,541

Health Care - 5.4%
Fresenius Medical Care AG & Co. KGaA	3,418	334,097
Fresenius SE & Co. KGaA	6,580	508,286
Merck KGaA	2,088	214,698
		1,057,081

Industrials - 13.3%
Deutsche Lufthansa AG	7,738	217,293
Deutsche Post AG	15,386	543,495
Siemens AG	12,952	1,830,065
		2,590,853

Information Technology - 12.6%
Infineon Technologies AG	18,029	478,011
SAP SE	16,892	1,973,494
		2,451,505

Materials - 22.3%
BASF SE	15,143	1,455,724
Bayer AG	13,508	1,505,595
Covestro AG	2,777	266,763
HeidelbergCement AG	2,409	204,691
Linde AG	2,821	696,784
ThyssenKrupp AG	7,852	209,654
		4,339,211

Real Estate - 1.8%
Vonovia SE	7,354	356,316

Telecommunication Services - 4.6%
Deutsche Telekom AG	53,750	889,901

Utilities - 3.2%
E.ON SE	35,627	402,015
RWE AG	8,759	229,977
		631,992

TOTAL COMMON STOCKS
(Cost $17,994,003)		18,204,490

Preferred Stocks - 4.6%
Consumer Discretionary - 2.7%
Volkswagen AG (2.60%)	2,964	527,906

Consumer Staples - 1.9%
Henkel AG & Co. KGaA (1.67%)	2,828	354,882

TOTAL PREFERRED STOCKS
(Cost $1,038,457)		882,788

TOTAL INVESTMENTS - 98.1%
(Cost $19,032,460)		19,087,278
Other Assets in Excess of Liabilities - 1.9%		375,520
Total Net Assets - 100.0%		$19,462,798

Glossary:
AG — Aktiengesellschaft is both the German and Swiss term for a stock corporation.
KGaA — Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.
SE — SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Sector Allocation
(as of July 31, 2018)
Materials	22.3%
Consumer Discretionary	16.1
Financials	15.9
Industrials	13.3
Information Technology	12.6
Health Care	5.4
Telecommunication Services	4.6
Utilities	3.2
Consumer Staples	2.9
Real Estate	1.8
Total Investments	98.1
Other Assets in Excess of Liabilities	1.9
Net Assets	100.0%

Percentages indicated are based upon net assets.

Portfolio of Investments - Horizons Cadence Hedged US Dividend Yield ETF
July 31, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 99.4%
Consumer Discretionary - 11.9%
Adient PLC	309	$14,718
Bed Bath & Beyond, Inc.	1,291	24,180
Best Buy Co., Inc.	944	70,828
Carnival Corp.	2,177	128,965
Cinemark Holdings, Inc.	918	32,974
Comcast Corp. Class A †	12,029	430,398
Darden Restaurants, Inc.	324	34,649
Dick's Sporting Goods, Inc.	302	10,310
Extended Stay America, Inc.	589	12,540
Foot Locker, Inc.	456	22,257
Ford Motor Co.	12,858	129,094
GameStop Corp.	326	4,698
Gap Inc.	776	23,412
Garmin Ltd.	369	23,044
General Motors Co.	4,745	179,883
Genuine Parts Co.	1,113	108,306
Goodyear Tire & Rubber Co.	958	23,193
H&R Block, Inc.	845	21,260
Hanesbrands, Inc.	1,232	27,424
Harley-Davidson, Inc.	3,281	140,722
Hasbro, Inc.	367	36,557
Home Depot, Inc. †	2,047	404,323
International Game Technology PLC	390	9,859
Interpublic Group of Cos., Inc.	8,346	188,202
Kohl's Corp.	577	42,623
L Brands, Inc.	860	27,236
Las Vegas Sands Corp.	1,352	97,209
Leggett & Platt, Inc.	471	20,521
Macy's, Inc.	1,045	41,518
McDonald's Corp.	2,518	396,686
Newell Brands, Inc.	2,577	67,492
Nordstrom, Inc.	378	19,811
Omnicom Group, Inc.	755	51,967
Penske Automotive Group, Inc.	156	8,143
Royal Caribbean Cruises Ltd.	647	72,956
Signet Jewelers Ltd.	227	13,107
Six Flags Entertainment Corp.	225	14,614
Starbucks Corp.	7,956	416,815
Tapestry, Inc.	932	43,916
Target Corp.	2,100	169,428
TEGNA, Inc.	692	7,633
Tribune Media Co.	243	8,225
Tupperware Brands Corp.	208	7,636
Vail Resorts, Inc.	134	37,101
VF Corp.	1,327	122,177

Viacom, Inc. Class B	1,184	34,395
Whirlpool Corp.	806	105,667
Williams-Sonoma, Inc.	320	18,717
Wyndham Destinations, Inc.	780	35,974
		3,983,363

Consumer Staples - 15.2%
Altria Group, Inc.	7,062	414,398
Archer Daniels Midland Co.	1,989	95,989
Bunge Ltd.	2,642	182,641
Campbell Soup Co.	689	28,180
Clorox Co.	450	60,826
Coca-Cola Co. †	9,266	432,074
Colgate-Palmolive Co.	4,810	322,318
ConAgra Brands, Inc.	1,362	49,999
Coty, Inc.	2,241	30,052
CVS Health Corp.	3,852	249,841
Flowers Foods, Inc.	709	14,464
General Mills, Inc.	5,025	231,452
Hershey Co.	668	65,604
Hormel Foods Corp.	1,080	38,848
Ingredion, Inc.	244	24,717
JM Smucker Co.	627	69,672
Kellogg Co.	878	62,364
Kimberly-Clark Corp.	2,976	338,847
Kraft Heinz Co.	1,957	117,909
Molson Coors Brewing Co. Class B	557	37,319
Mondelez International, Inc.	4,928	213,777
PepsiCo, Inc. †	3,699	425,385
Philip Morris International, Inc. †	5,046	435,470
Procter & Gamble Co.	5,208	421,223
Sysco Corp.	1,439	96,715
Walgreens Boots Alliance, Inc.	3,376	228,285
Wal-Mart Stores, Inc. †	4,672	416,883
		5,105,252

Energy - 7.6%
Apache Corp.	1,257	57,822
Baker Hughes a GE Co.	1,404	48,550
Chevron Corp.	3,281	414,292
Exxon Mobil Corp.	5,034	410,321
Helmerich & Payne, Inc.	374	22,945
Kinder Morgan, Inc.	6,118	108,778
Marathon Petroleum Corp.	2,028	163,923
Murphy Oil Corp.	572	19,025
Nabors Industries Ltd.	1,602	9,580
Occidental Petroleum Corp.	2,671	224,177
ONEOK, Inc.	1,259	88,684
PBF Energy, Inc.	305	14,243
Phillips 66	1,745	215,228
RPC, Inc.	177	2,620
Schlumberger Ltd.	6,157	415,721

Targa Resources Corp.	702	35,851
Valero Energy Corp.	1,824	215,870
Williams Cos., Inc.	2,738	81,456
		2,549,086

Financials - 14.5%
Aflac, Inc.	3,045	141,714
American International Group, Inc.	5,832	321,985
Ameriprise Financial, Inc.	634	92,355
Arthur J. Gallagher & Co.	550	39,242
Aspen Insurance Holdings Ltd.	197	7,969
Associated Banc-Corp	598	16,146
Assurant, Inc.	219	24,156
Axis Capital Holdings Ltd.	383	21,662
Bank of Hawaii Corp.	130	10,464
BB&T Corp.	4,022	204,358
BGC Partners, Inc.	858	9,215
BlackRock, Inc. Class A	428	215,181
Chubb Ltd.	1,676	234,171
Cincinnati Financial Corp.	567	42,882
Citizens Financial Group, Inc.	1,947	77,452
CNA Financial Corp.	104	4,865
Cullen/Frost Bankers, Inc.	185	20,441
Eaton Vance Corp.	394	20,933
Everest Re Group Ltd.	144	31,442
Federated Investors, Inc.	377	9,123
Fidelity National Financial, Inc.	1,680	68,040
Fifth Third Bancorp	2,618	77,467
First American Financial Corp.	416	23,296
First Hawaiian, Inc.	224	6,330
First Horizon National Corp.	1,096	19,607
FNB Corp.	1,053	13,510
Franklin Resources, Inc.	1,591	54,603
Huntington Bancshares Inc.	6,983	107,818
Invesco Ltd.	1,951	52,657
JPMorgan Chase & Co. †	3,817	438,764
KeyCorp	4,428	92,412
Lazard Ltd.	416	22,589
Legg Mason, Inc.	694	23,686
Mercury General Corp.	105	5,400
MetLife, Inc.	8,086	369,854
Navient Corp.	943	12,457
New York Community Bancorp, Inc.	1,690	18,201
Old Republic International Corp.	892	19,009
PacWest Bancorp	430	21,595
People's United Financial, Inc.	1,189	21,675
PNC Financial Services Group, Inc.	1,791	259,391
Popular, Inc.	356	17,668
Principal Financial Group, Inc.	2,401	139,450
ProAssurance Corp.	199	8,219
Prudential Financial, Inc.	2,392	241,377
SunTrust Banks, Inc.	1,862	134,194

T. Rowe Price Group, Inc.	819	97,527
TCF Financial Corp.	647	16,246
Travelers Cos., Inc.	1,343	174,778
Unum Group	870	34,565
US Bancorp	5,623	298,075
Wells Fargo & Co. †	7,516	430,592
		4,866,808

Health Care - 11.5%
AbbVie, Inc.	4,306	397,142
Amgen, Inc. †	2,170	426,513
Bristol-Myers Squibb Co.	5,677	333,524
Cardinal Health, Inc.	4,468	223,177
Eli Lilly & Co.	2,938	290,304
Gilead Sciences, Inc. †	5,701	443,709
Johnson & Johnson †	3,277	434,268
Medtronic PLC	4,666	421,013
Merck & Co., Inc. †	6,579	433,359
Patterson Cos., Inc.	895	21,945
Pfizer, Inc. †	11,091	442,864
		3,867,818

Industrials - 14.6%
3M Co. †	2,063	438,016
Alaska Air Group, Inc.	624	39,206
Boeing Co. †	1,212	431,836
Caterpillar, Inc.	1,888	271,494
Copa Holdings SA	118	11,486
Cummins, Inc.	718	102,538
Delta Air Lines, Inc.	5,347	290,984
Dover Corp.	579	48,045
Eaton Corp PLC	1,657	137,813
Emerson Electric Co.	2,232	161,329
Fastenal Co.	1,093	62,224
General Electric Co.	31,247	425,897
Hubbell, Inc.	295	36,359
Illinois Tool Works, Inc.	1,146	164,256
Ingersoll-Rand PLC	1,029	101,367
Johnson Controls International PLC	5,387	202,066
KAR Auction Services, Inc.	465	27,644
Lockheed Martin Corp.	922	300,664
Macquarie Infrastructure Corp.	309	14,032
ManpowerGroup, Inc.	242	22,569
MSC Industrial Direct Co., Inc.	211	17,857
Nielsen Holdings PLC	2,455	57,840
Pitney Bowes, Inc.	1,062	9,271
Rockwell Automation, Inc.	443	83,089
Ryder System, Inc.	315	24,665
Snap-on, Inc.	234	39,684
Timken Co.	234	11,525
Union Pacific Corp.	2,805	420,441
United Parcel Service, Inc. Class B	3,597	431,244

United Technologies Corp.	2,565	348,173
Waste Management, Inc.	1,487	133,830
Watsco, Inc.	153	26,394
		4,893,838

Information Technology - 10.2%
Broadcom, Inc.	1,578	349,953
CA, Inc.	914	40,408
Cisco Systems, Inc.	9,512	402,262
Corning, Inc.	3,296	109,361
Cypress Semiconductor Corp.	1,124	20,018
Hewlett Packard Enterprise Co.	5,660	87,390
HP, Inc.	6,294	145,266
Intel Corp.	7,893	379,653
International Business Machines Corp. †	2,888	418,558
Juniper Networks, Inc.	1,686	44,409
KLA-Tencor Corp.	578	67,869
Lam Research Corp.	598	114,003
Leidos Holdings, Inc.	486	33,252
Maxim Integrated Products, Inc.	884	54,048
National Instruments Corp.	369	16,166
Paychex, Inc.	1,019	70,331
QUALCOMM, Inc.	6,974	446,964
Sabre Corp.	821	20,213
Texas Instruments, Inc. †	3,646	405,873
Western Digital Corp.	1,040	72,956
Western Union Co.	1,516	30,563
Xerox Corp.	1,310	34,021
Xilinx, Inc.	929	66,953
		3,430,490

Materials - 4.6%
Air Products & Chemicals, Inc.	1,040	170,737
Bemis Co, Inc.	548	25,159
Cabot Corp.	210	13,881
CF Industries Holdings, Inc.	773	34,337
Domtar Corp.	190	9,162
DowDuPont, Inc.	6,111	420,253
Eastman Chemical Co.	546	56,576
Graphic Packaging Holding Co.	1,024	14,879
Huntsman Corp.	666	22,331
International Flavors & Fragrances, Inc.	296	39,297
International Paper Co.	2,514	135,077
LyondellBasell Industries NV Class A	1,077	119,321
Nucor Corp.	964	64,520
Olin Corp.	543	16,024
Packaging Corp of America	319	36,015
Praxair, Inc.	1,024	171,520
Reliance Steel & Aluminum Co.	248	22,370
RPM International, Inc.	471	30,318
Scotts Miracle-Gro Co.	156	12,391
Sonoco Products Co.	369	20,598

Southern Copper Corp.	270	13,327
WestRock Co.	1,435	83,201
		1,531,294

Real Estate - 4.1%
Alexandria Real Estate Equities, Inc.	146	18,606
American Campus Communities, Inc.	213	8,786
American Tower Corp.	681	100,951
Apartment Investment & Management Co.	255	10,876
Apple Hospitality REIT, Inc.	347	6,242
AvalonBay Communities, Inc.	224	39,614
Boston Properties, Inc.	226	28,370
Brandywine Realty Trust	255	4,205
Brixmor Property Group, Inc.	477	8,438
Camden Property Trust	127	11,759
Chimera Investment Corp.	588	11,231
Columbia Property Trust, Inc.	156	3,616
CoreCivic, Inc.	208	5,333
CoreSite Realty Corp.	55	6,165
Corporate Office Properties Trust	137	4,074
Crown Castle International Corp.	650	72,039
CubeSmart	289	8,774
CyrusOne, Inc.	148	9,164
DCT Industrial Trust, Inc.	126	8,426
DDR Corp.	245	3,356
Digital Realty Trust, Inc.	313	38,004
Douglas Emmett, Inc.	219	8,506
Duke Realty Corp.	482	14,036
Empire State Realty Trust, Inc.	189	3,151
EPR Properties	106	7,048
Equinix, Inc.	113	49,639
Equity LifeStyle Properties, Inc.	139	12,648
Equity Residential	546	35,725
Essex Property Trust, Inc.	114	27,411
Extra Space Storage, Inc.	175	16,445
Federal Realty Investment Trust	125	15,687
Forest City Realty Trust, Inc.	368	9,189
Gaming and Leisure Properties, Inc.	305	11,078
GGP, Inc.	951	20,275
HCP, Inc.	702	18,182
Healthcare Trust of America, Inc.	296	8,087
Highwoods Properties, Inc.	162	7,956
Hospitality Properties Trust	267	7,548
Host Hotels & Resorts, Inc.	1,076	22,531
Hudson Pacific Properties, Inc.	241	8,257
Iron Mountain, Inc.	449	15,764
JBG SMITH	126	4,599
Kilroy Realty Corp.	148	10,797
Kimco Realty Corp.	692	11,549
Lamar Advertising Co.	122	8,983
Liberty Property Trust	172	7,372
Life Storage, Inc.	64	6,141

Macerich Co.	234	13,820
Medical Properties Trust, Inc.	533	7,681
MFA Financial, Inc.	1,256	10,111
Mid-America Apartment Communities, Inc.	163	16,427
National Retail Properties, Inc.	226	10,082
Omega Healthcare Investors, Inc.	341	10,124
Outfront Media, Inc.	237	5,036
Paramount Group, Inc.	305	4,709
Park Hotels & Resorts, Inc.	262	8,195
Piedmont Office Realty Trust, Inc.	226	4,470
Prologis, Inc.	818	53,677
Public Storage	224	48,794
Rayonier, Inc.	168	5,882
Realty Income Corp.	461	25,710
Regency Centers Corp.	222	14,126
Retail Properties of America, Inc.	361	4,531
Retail Value, Inc. *	24	793
Senior Housing Properties Trust	358	6,387
Simon Property Group, Inc.	499	87,929
SL Green Realty Corp.	160	16,498
Spirit Realty Capital, Inc.	840	7,031
Starwood Property Trust, Inc.	798	18,226
STORE Capital Corp.	261	7,164
Sun Communities, Inc.	96	9,308
Tanger Factory Outlet Centers, Inc.	182	4,341
Taubman Centers, Inc.	92	5,709
UDR, Inc.	387	14,892
Uniti Group, Inc.	251	4,438
Ventas, Inc.	583	32,870
VEREIT, Inc.	1,433	10,934
VICI Properties, Inc.	401	8,160
Vornado Realty Trust	264	18,987
Weingarten Realty Investors	209	6,316
Welltower, Inc.	640	40,064
Weyerhaeuser Co.	1,105	37,769
WP Carey, Inc.	171	11,180
		1,369,004

Telecommunication Services - 2.5%
AT&T, Inc.	12,639	404,069
Verizon Communications, Inc. †	8,134	420,040
		824,109

Utilities - 2.7%
AES Corp.	884	11,810
Alliant Energy Corp.	312	13,407
Ameren Corp.	261	16,198
American Electric Power Co., Inc.	629	44,747
American Water Works Co., Inc.	223	19,680
Aqua America, Inc.	260	9,604
Atmos Energy Corp.	143	13,137
Avangrid, Inc.	68	3,404

CenterPoint Energy, Inc.	586	16,689
CMS Energy Corp.	359	17,354
Consolidated Edison, Inc.	420	33,151
Dominion Energy, Inc.	962	68,985
DTE Energy Co.	239	25,941
Duke Energy Corp.	1,027	83,824
Edison International	520	34,648
Entergy Corp.	215	17,475
Eversource Energy	494	29,996
Exelon Corp.	1,050	44,625
FirstEnergy Corp.	480	17,006
Hawaiian Electric Industries, Inc.	134	4,713
MDU Resources Group, Inc.	261	7,569
National Fuel Gas Co.	107	5,746
NextEra Energy, Inc.	553	92,650
NiSource, Inc.	409	10,708
OGE Energy Corp.	280	10,147
Pinnacle West Capital Corp.	150	12,065
PPL Corp.	951	27,360
Public Service Enterprise Group, Inc.	553	28,513
SCANA Corp.	189	7,558
Sempra Energy	324	37,451
Southern Co.	1,482	72,025
UGI Corp.	195	10,362
Vectren Corp.	92	6,575
WEC Energy Group, Inc.	452	29,999
Xcel Energy, Inc.	693	32,474
		917,596

TOTAL COMMON STOCKS
(Cost $32,958,143)		33,338,658

Purchased Put Options - 0.0%	Notional	Contracts	Fair Value
S&P 500® Index, Strike @ $2,660, Exp 8/17/18	$2,534,661	9	$2,790
TOTAL PURCHASED PUT OPTIONS
(Cost $5,881)			2,790

TOTAL INVESTMENTS - 99.4%
(Cost $32,964,024)			33,341,448
Other Assets in Excess of Liabilities:
Written Call Options - (0.0)%			(3,770)
Other Assets - 0.6%			202,443
Total Other Assets in Excess of Liabilities - 0.6%			198,673
Total Net Assets - 100.0%			$33,540,121

†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at July 31, 2018 was $7,708,925
*	Non-income producing security.

Glossary:
Ltd. - Private Limited Company
PLC - Public Limited Company

Schedule of Written Call Options - Horizons Cadence Hedged US Dividend Yield ETF
July 31, 2018 (Unaudited)

Number of Contracts		Notional Value	Fair Value
Written Call Options - (0.0)%
(26)	S&P 500® Index, Strike $2,890, Exp 8/17/18	$(7,322,354)	$(3,770)
	Total Written Call Options (Premiums Received $5,875)		$(3,770)

Sector Allocation
(as of July 31, 2018)
Consumer Staples	15.2%
Industrials	14.6
Financials	14.5
Consumer Discretionary	11.9
Health Care	11.5
Information Technology	10.2
Energy	7.6
Materials	4.6
Real Estate	4.1
Utilities	2.7
Telecommunication Services	2.5
Purchased Options	0.0
Total Investments	99.4
Other Assets in Excess of Liabilities	0.6
Net Assets	100.0%

Percentages indicated are based upon net assets.

Notes to Portfolios of Investments
July 31, 2018 (Unaudited)

Organization

Horizons ETF Trust I (the “Trust”) was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of four investment portfolios. These portfolios of investments relate to the Horizons NASDAQ 100® Covered Call ETF, Horizons S&P 500® Covered Call ETF, Horizons DAX Germany ETF and Horizons Cadence Hedged US Dividend Yield ETF (each a “Fund” and collectively, the “Funds”), which are series of the Trust. The Funds commenced operations on December 12, 2013, June 24, 2013, October 23, 2014 and February 14, 2018, respectively.  Horizons NASDAQ 100® Covered Call ETF and Horizons DAX Germany ETF are classified as non-diversified and Horizons S&P 500® Covered Call ETF and Horizons Cadence Hedged US Dividend Yield ETF are classified as diversified, open-end, management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”).

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may not be made against each Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Securities Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. If there has been no sale or official closing price for a particular security on a particular day, one of the factors that a Fund will use to estimate the market price of that security is the midpoint of the bid/ask price of that security. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by an independent pricing service.

Fair Value Measurement

Generally accepted accounting principles in the United States of America ("GAAP") requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable fair value inputs and minimizes the use of unobservable fair value inputs by prioritizing that the most observable fair value input be used when available. Observable fair value inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable fair value inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels and methodology are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the fair value inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for identical investments in active markets that the Funds have the ability to access at the measurements date (including Net Asset Value for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risks, etc.).
• Level 3 — Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

The following summarizes inputs used as of July 31, 2018 in valuing the Funds’ assets and liabilities carried at fair value:

Horizons NASDAQ 100® Covered Call ETF
Assets Ϯ	Level 1	Level 2	Level 3	Total
Common Stocks	$299,283,641	$-	$-	$299,283,641
Other Financial Instruments:
Options Written*	-	(1,344,315)	-	(1,344,315)
Total	$299,283,641	$(1,344,315)	$-	$297,939,326

Horizons S&P 500® Covered Call ETF
Assets Ϯ	Level 1	Level 2	Level 3	Total
Common Stocks	$51,181,580	$-	$-	$51,181,580
Other Financial Instruments:
Options Written*	-	(66,970)	-	(66,970)
Total	$51,181,580	$(66,970)	$-	$51,114,610

Horizons DAX Germany ETF
Assets Ϯ	Level 1	Level 2	Level 3	Total
Common Stocks	$18,204,490	$-	$-	$18,204,490
Preferred Stocks	882,788	-	-	882,788
Total	$19,087,278	$-	$-	$19,087,278

Horizons Cadence Hedged US Dividend Yield ETF
Assets Ϯ	Level 1	Level 2	Level 3	Total
Common Stocks	$33,338,658	$-	$-	$33,338,658
Other Financial Instruments:
Options Purchased*	-	2,790	-	2,790
Options Written*	-	(3,770)	-	(3,770)
Total	$33,338,658	$(980)	$-	$33,337,678

Ϯ See the Portfolio of Investments for breakdown by sector.

* Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are Level 3 investments at the end of the period.  It is the Funds' policy to recognize transfers info and out of all levels at the beginning of the reporting period.  There were no transfers between levels during the reporting period.

Subsequent Events

On August 3, 2018, Fund management recommended and the Board approved a plan to liquidate, the Horizons Cadence Hedged US Dividend Yield ETF with the liquidation to take place on August 28, 2018. The outstanding shares of the Horizons Cadence Hedged US Dividend Yield ETF outstanding on August 28, 2018 were automatically redeemed on that date.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               HORIZONS ETF TRUST I

By (Signature and Title)  /s/ Jonathan Molchan
                                            Jonathan Molchan,
                                            President/Chief Executive Officer
                                            (Principal Executive Officer)

Date   September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jonathan Molchan
                                            Jonathan Molchan,
                                            President/Chief Executive Officer
                                            (Principal Executive Officer)

Date   September 20, 2018

By (Signature and Title) /s/ Christopher W. Roleke
                                           Christopher W. Roleke,
                                           Treasurer/Chief Financial Officer
                                           (Principal Financial Officer)

Date  September 20, 2018